Available-For-Sale And Held-To-Maturity Securities	12 Months Ended
Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Available-For-Sale And Held-To-Maturity Securities

NOTE 7 – Available-for-Sale and Held-to-Maturity Securities

The following tables provide a summary of the amortized cost and fair values of the available-for-sale securities and held-to-maturity securities at December 31, 2017 and 2016 (in thousands):

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains (1)	Gross Unrealized Losses (1)	Estimated Fair Value
Available-for-sale securities
U.S. government agency securities	$5,022	$—	$(39)	$4,983
State and municipal securities	74,691	—	(4,132)	70,559
Mortgage-backed securities:
Agency	308,409	102	(2,981)	305,530
Commercial	75,548	28	(3,088)	72,488
Non-agency	1,568	—	—	1,568
Corporate fixed income securities	1,213,262	3,832	(5,652)	1,211,442
Asset-backed securities	2,098,958	12,877	(4,897)	2,106,938
	$3,777,458	$16,839	$(20,789)	$3,773,508
Held-to-maturity securities (2)
Mortgage-backed securities:
Agency	$1,334,833	$13,621	$(16,208)	$1,332,246
Commercial	58,971	1,313	—	60,284
Asset-backed securities	2,264,283	15,526	(1,862)	2,277,947
Corporate fixed income securities	40,011	27	(37)	40,001
	$3,698,098	$30,487	$(18,107)	$3,710,478

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains (1)	Gross Unrealized Losses (1)	Estimated Fair Value
Available-for-sale securities
U.S. government agency securities	$4,213	$2	$(18)	$4,197
State and municipal securities	76,066	—	(3,576)	72,490
Mortgage-backed securities:
Agency	340,738	298	(2,304)	338,732
Commercial	77,417	59	(4,703)	72,773
Non-agency	2,032	—	(140)	1,892
Corporate fixed income securities	830,695	1,418	(8,602)	823,511
Asset-backed securities	1,858,929	9,857	(1,068)	1,867,718
	$3,190,090	$11,634	$(20,411)	$3,181,313
Held-to-maturity securities (2)
Mortgage-backed securities:
Agency	$1,567,758	$14,537	$(17,037)	$1,565,258
Commercial	59,581	1,786	—	61,367
Non-agency	688	—	(13)	675
Asset-backed securities	1,370,300	6,242	(3,396)	1,373,146
Corporate fixed income securities	40,078	30	—	40,108
	$3,038,405	$22,595	$(20,446)	$3,040,554

(1)	Unrealized gains/(losses) related to available-for-sale securities are reported in accumulated other comprehensive loss.
(2)

Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.

For the year ended December 31, 2017, we received proceeds of $87.3 million from the sale of available for sale securities, which resulted in realized gains of $0.4 million. For the year ended December 31, 2016, there were no sales of available-for-sale securities. For the year ended December 31, 2015, we received proceeds of $641.6 million, from the sale of available-for-sale securities, which resulted in net realized gains of $3.2 million.

During the years ended December 31, 2017, 2016, and 2015, unrealized gains, net of deferred tax expense, of $4.7 million, $5.8 million, and $1.4 million, respectively, were recorded in accumulated other comprehensive loss in the consolidated statements of financial condition.

The table below summarizes the amortized cost and fair values of debt securities by contractual maturity (in thousands). Expected maturities may differ significantly from contractual maturities, as issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2017
	Available-for-sale securities		Held-to-maturity securities
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Debt securities
Within one year	$184,101	$184,021	$40,011	$40,001
After one year through three years	229,680	229,627	—	—
After three years through five years	318,964	316,198	—	—
After five years through ten years	920,147	922,763	403,840	405,319
After ten years	1,739,041	1,741,313	1,860,443	1,872,628
Mortgage-backed securities
After three years through five years	—	—	58,971	60,284
After five years through ten years	58,263	55,824	143,715	141,770
After ten years	327,262	323,762	1,191,118	1,190,476
	$3,777,458	$3,773,508	$3,698,098	$3,710,478

The maturities of our available-for-sale (fair value) and held-to-maturity (amortized cost) securities at December 31, 2017, are as follows (in thousands):

	Within 1 Year	1-5 Years	5-10 Years	After 10 Years	Total
Available-for-sale: (1)
U.S. government agency securities	$1,722	$3,261	$—	$—	$4,983
State and municipal securities	274	84	18,745	51,456	70,559
Mortgage-backed securities:
Agency	—	—	338	305,192	305,530
Commercial	—	—	55,486	17,002	72,488
Non-agency	—	—	—	1,568	1,568
Corporate fixed income securities	182,025	542,480	486,937	—	1,211,442
Asset-backed securities	—	—	417,081	1,689,857	2,106,938
	$184,021	$545,825	$978,587	$2,065,075	$3,773,508
Held-to-maturity:
Mortgage-backed securities:
Agency	$—	$—	$143,715	$1,191,118	$1,334,833
Commercial	—	58,971	—	—	58,971
Asset-backed securities	—	—	403,840	1,860,443	2,264,283
Corporate fixed income securities	40,011	—	—	—	40,011
	$40,011	$58,971	$547,555	$3,051,561	$3,698,098

(1)	Due to the immaterial amount of income recognized on tax-exempt securities, yields were not calculated on a tax-equivalent basis.

At December 31, 2017 and 2016, securities of $2.2 billion and $2.0 billion, respectively, were pledged at the Federal Home Loan Bank as collateral for borrowings and letters of credit obtained to secure public deposits. At December 31, 2017 and 2016, securities of $2.0 billion and $1.7 billion, respectively, were pledged with the Federal Reserve discount window.

The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2017 (in thousands):

	Less than 12 months		12 months or more		Total
	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities
U.S. government securities	$(39)	$4,983	—	—	$(39)	$4,983
State and municipal securities	(59)	2,797	(4,073)	67,762	(4,132)	70,559
Mortgage-backed securities:
Agency	(1,024)	113,363	(1,957)	158,880	(2,981)	272,243
Commercial	—	—	(3,088)	71,161	(3,088)	71,161
Corporate fixed income securities	(2,513)	504,591	(3,139)	185,879	(5,652)	690,470
Asset-backed securities	(4,897)	175,074	—	—	(4,897)	175,074
	$(8,532)	$800,808	$(12,257)	$483,682	$(20,789)	$1,284,490
Held-to-maturity securities
Mortgage-backed securities:
Agency	$(743)	$76,481	$(15,465)	$697,809	$(16,208)	$774,290
Asset-backed securities	(29)	29,399	(1,833)	42,906	(1,862)	72,305
Corporate fixed income securities	(37)	9,965	—	—	(37)	9,965
	$(809)	$115,845	$(17,298)	$740,715	$(18,107)	$856,560

At December 31, 2017, the amortized cost of 186 securities classified as available for sale exceeded their fair value by $20.8 million, of which $12.3 million related to investment securities that had been in a loss position for 12 months or longer. The total fair value of these investments at December 31, 2017, was $1.3 billion, which was 34.0% of our available-for-sale portfolio.

At December 31, 2017, the carrying value of 42 securities held to maturity exceeded their fair value by $18.1 million, of which $17.3 million related to securities held to maturity that have been in a loss position for 12 months or longer. As discussed in more detail below, we conduct periodic reviews of all securities with unrealized losses to assess whether the impairment is other-than-temporary.

Other-Than-Temporary Impairment

We evaluate all securities in an unrealized loss position quarterly to assess whether the impairment is other-than-temporary. Our OTTI assessment is a subjective process requiring the use of judgments and assumptions. There was no credit-related OTTI recognized during the years ended December 31, 2017, 2016, and 2015.

We believe the gross unrealized losses of $38.9 million related to our investment portfolio, as of December 31, 2017, are attributable to changes in market interest rates. We, therefore, do not expect to incur any credit losses related to these securities. In addition, we have no intent to sell these securities with unrealized losses, and it is not more likely than not that we will be required to sell these securities prior to recovery of the amortized cost. Accordingly, we have concluded that the impairment on these securities is not other-than-temporary.